Cash and Cash Equivalents (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Receivables from reverse repo	₺ 0	₺ 6,103,453
Cash and cash equivalents	49,978,716	42,776,160
Gross Carrying Amount
Cash and cash equivalents
Cash in hand	335	591
Banks	50,025,071	42,823,111
Demand deposits	4,215,677	3,598,726
Time deposits	45,809,394	33,120,932
Receivables from reverse repo		6,103,453
Loss Allowance
Cash and cash equivalents
Cash and cash equivalents	₺ (46,690)	₺ (47,542)